Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Statement Line Items
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	BioLineRx Ltd.
Entity Central Index Key	0001498403
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	349,169,545
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	IL